Consolidated Investment Portfolioas of September 30, 2022 (Unaudited)
DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 25.1%
Communication Services 1.3%
Charter Communications Operating LLC, 4.908%, 7/23/2025	3,000,000	2,925,477
Discovery Communications LLC, 3.45%, 3/15/2025	2,000,000	1,896,384
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	1,000,000	988,584
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	399,500
Meituan, 144A, 2.125%, 10/28/2025	720,000	615,783
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	3,161,000	3,120,956
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	948,483
Sprint Corp., 7.625%, 3/1/2026	1,670,000	1,727,334
Tencent Holdings Ltd., 144A, 3.28%, 4/11/2024	6,000,000	5,847,725
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	885,987
T-Mobile U.S.A., Inc., 3.5%, 4/15/2025	5,000,000	4,778,825
		24,135,038
Consumer Discretionary 2.7%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,828,236
Aptiv PLC, 2.396%, 2/18/2025	2,780,000	2,594,154
Daimler Finance North America LLC:
144A, 1.75%, 3/10/2023	5,000,000	4,935,490
144A, 3.35%, 2/22/2023	3,000,000	2,985,960
Dollar General Corp., 4.25%, 9/20/2024	1,580,000	1,561,028
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	1,360,000	1,201,569
General Motors Financial Co., Inc.:
1.7%, 8/18/2023	1,000,000	970,150
3-month USD-LIBOR + 0.99%, 3.283% (a), 1/5/2023	7,000,000	6,997,450
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,567,650
144A, 1.25%, 9/18/2023	4,685,000	4,505,752
144A, 2.375%, 2/10/2023	2,090,000	2,071,608
Hyundai Capital Services, Inc., 144A, 3.75%, 3/5/2023	2,000,000	1,985,954
Kia Corp.:
144A, 1.0%, 4/16/2024	1,130,000	1,059,288
144A, 3.0%, 4/25/2023	4,000,000	3,960,600
Magallanes, Inc., 144A, 3.428%, 3/15/2024	1,730,000	1,671,528
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	467,000	457,716
Royal Caribbean Cruises Ltd.:
144A, 5.5%, 8/31/2026	2,450,000	1,874,250
144A, 10.875%, 6/1/2023	685,000	700,412
Volkswagen Group of America Finance LLC, 144A, 0.75%, 11/23/2022	5,000,000	4,976,728
		50,905,523
Consumer Staples 0.6%
Albertsons Companies, Inc, 144A, 3.5%, 2/15/2023	2,370,000	2,343,338
Coty, Inc., 144A, 5.0%, 4/15/2026	2,390,000	2,175,978
GSK Consumer Healthcare Capital UK PLC, 144A, 3.125%, 3/24/2025	4,000,000	3,775,785
JBS U.S.A. Lux SA, 144A, 2.5%, 1/15/2027	960,000	820,195

JDE Peet's NV, 144A, 0.8%, 9/24/2024	1,740,000	1,592,346
Mondelez International, Inc., 2.125%, 3/17/2024	1,360,000	1,305,935
		12,013,577
Energy 2.5%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,010,000
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	1,830,000	1,829,634
Canadian Natural Resources Ltd.:
3.8%, 4/15/2024	750,000	733,081
3.9%, 2/1/2025	2,150,000	2,072,676
DCP Midstream Operating LP, 5.375%, 7/15/2025	2,440,000	2,369,582
Ecopetrol SA, 5.875%, 9/18/2023	2,000,000	1,984,580
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	2,270,000	2,159,042
Energy Transfer LP:
3.6%, 2/1/2023	5,920,000	5,894,776
4.25%, 3/15/2023	1,170,000	1,166,884
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,380,515
MPLX LP, 4.875%, 12/1/2024	2,000,000	1,975,625
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	2,000,000	1,984,140
Pertamina Persero PT, 144A, 4.3%, 5/20/2023	2,000,000	1,980,000
Petroleos Mexicanos:
3.5%, 1/30/2023	1,000,000	986,770
4.625%, 9/21/2023	1,000,000	972,445
4.875%, 1/18/2024	1,000,000	968,260
Phillips 66, 0.9%, 2/15/2024	2,020,000	1,912,719
Plains All American Pipeline LP, 3.85%, 10/15/2023	4,000,000	3,942,610
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,137,894
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	887,000	852,045
Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,351,178
Western Midstream Operating LP, 3-month USD-LIBOR + 1.1%, 3.555% (a), 1/13/2023	2,000,000	1,985,300
Williams Companies, Inc., 4.55%, 6/24/2024	2,200,000	2,178,290
		46,828,046
Financials 10.1%
AerCap Ireland Capital DAC:
2.45%, 10/29/2026	2,110,000	1,780,010
4.875%, 1/16/2024	2,350,000	2,311,865
Aircastle Ltd.:
4.4%, 9/25/2023	4,345,000	4,264,965
144A, 5.25%, 8/11/2025	2,000,000	1,882,657
Alfa SAB de CV, REG S, 5.25%, 3/25/2024	1,250,000	1,244,850
Ally Financial Inc., 1.45%, 10/2/2023	2,500,000	2,413,322
American Express Co., 3.375%, 5/3/2024	2,740,000	2,671,734
Ares Capital Corp., 3.5%, 2/10/2023	8,000,000	7,959,043
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	5,290,000	5,132,534
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,675,000	1,646,805
Banco de Credito del Peru S.A.:
REG S, 2.7%, 1/11/2025	1,000,000	930,136
144A, 4.25%, 4/1/2023	1,000,000	995,200
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, REG S, 4.125%, 11/9/2022	1,000,000	998,010
Banco Santander SA, 3.125%, 2/23/2023	4,600,000	4,565,040
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	940,000
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	2,829,988
Barclays PLC, 1.007%, 12/10/2024	5,000,000	4,706,280
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	1,915,991
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,413,575

BPCE SA:
144A, 2.375%, 1/14/2025	300,000	276,969
144A, 5.7%, 10/22/2023	1,645,000	1,626,417
Canadian Imperial Bank of Commerce:
0.95%, 6/23/2023	4,800,000	4,668,192
SOFR + 0.34%, 3.297% (a), 6/22/2023	3,900,000	3,891,024
Capital One Financial Corp., 4.985%, 7/24/2026	3,230,000	3,157,808
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	3,000,000	2,988,750
Citizens Bank NA, 4.119%, 5/23/2025	2,000,000	1,961,286
Corebridge Financial, Inc., 144A, 3.5%, 4/4/2025	2,050,000	1,947,377
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	912,997
Credit Agricole SA, 144A, 3.75%, 4/24/2023	5,000,000	4,963,290
Credit Suisse AG, 1.0%, 5/5/2023	4,000,000	3,899,000
Credit Suisse Group AG, 144A, 2.193%, 6/5/2026	1,390,000	1,208,589
Equitable Financial Life Global Funding, 144A, 0.5%, 11/17/2023	1,000,000	952,036
Equitable Holdings, Inc., 3.9%, 4/20/2023	3,038,000	3,022,020
HSBC Holdings PLC, 4.25%, 3/14/2024	5,600,000	5,481,606
ING Groep NV, 3.55%, 4/9/2024	3,950,000	3,849,175
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,702,132
KeyCorp., 3.878%, 5/23/2025	2,850,000	2,774,961
Kookmin Bank, 144A, 1.75%, 5/4/2025	805,000	742,007
Lloyds Banking Group PLC:
2.907%, 11/7/2023	3,300,000	3,292,296
4.716%, 8/11/2026	1,440,000	1,383,430
Macquarie Group Ltd., 144A, SOFR + 0.92%, 3.903% (a), 9/23/2027	6,000,000	5,764,140
Metropolitan Life Global Funding I, 144A, 1.95%, 1/13/2023	5,000,000	4,966,397
Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	3,200,000	2,913,830
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,209,091
Morgan Stanley:
0.731%, 4/5/2024	5,000,000	4,879,303
0.791%, 1/22/2025	6,000,000	5,620,546
3.62%, 4/17/2025	6,000,000	5,826,984
National Bank of Canada, 2.1%, 2/1/2023	5,000,000	4,949,761
NatWest Markets PLC, 144A, 0.8%, 8/12/2024	1,000,000	918,439
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,336,559
5.099%, 7/3/2025	3,000,000	2,951,972
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,435,520
REC Ltd., 144A, 4.75%, 5/19/2023	1,423,000	1,418,034
Samba Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	950,610
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,124,108
Societe Generale SA, 144A, 2.625%, 1/22/2025	3,705,000	3,428,521
Standard Chartered PLC:
144A, 1.319%, 10/14/2023	2,500,000	2,497,503
144A, 1.822%, 11/23/2025	1,010,000	916,055
Sumitomo Mitsui Trust Bank Ltd., 144A, SOFR + 0.44%, 3.353% (a), 9/16/2024	2,240,000	2,219,693
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	975,036
Synchrony Financial, 4.875%, 6/13/2025	5,000,000	4,823,515
UBS AG:
144A, 0.375%, 6/1/2023	3,000,000	2,907,963
144A, SOFR + 0.32%, 3.12% (a), 6/1/2023	7,000,000	6,987,590
		188,324,537
Health Care 1.1%
Bayer U.S. Finance II LLC, 144A, 3.875%, 12/15/2023	1,000,000	981,097
Cigna Corp., 3.5%, 6/15/2024	2,600,000	2,546,928
CVS Health Corp., 3.875%, 7/20/2025	2,858,000	2,771,862
Mylan, Inc., 4.2%, 11/29/2023	5,500,000	5,432,619

Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	370,000	330,244
Teva Pharmaceutical Finance Netherlands III BV:
4.75%, 5/9/2027	1,205,000	1,023,419
6.0%, 4/15/2024	2,515,000	2,440,908
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	4,720,000	4,364,430
		19,891,507
Industrials 1.1%
Albemarle Corp., 4.65%, 6/1/2027	2,220,000	2,127,968
Boeing Co., 1.95%, 2/1/2024	2,000,000	1,918,868
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	520,000	504,741
Enersys, 144A, 5.0%, 4/30/2023	540,000	532,575
Global Payments, Inc.:
1.5%, 11/15/2024	4,290,000	3,941,526
4.95%, 8/15/2027	920,000	876,521
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,092,000
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,160,000	1,168,456
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	1,235,000	1,225,772
Penske Truck Leasing Co., 144A, 4.4%, 7/1/2027	1,960,000	1,839,259
Penske Truck Leasing Co. LP, 144A, 1.2%, 11/15/2025	3,155,000	2,741,145
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	2,065,000	1,992,725
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	134,639	135,424
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	375,206
		20,472,186
Information Technology 1.4%
DXC Technology Co., 1.8%, 9/15/2026	4,520,000	3,874,199
HP, Inc., 2.2%, 6/17/2025	4,190,000	3,878,027
Microchip Technology, Inc.:
0.972%, 2/15/2024	4,000,000	3,768,643
0.983%, 9/1/2024	1,570,000	1,445,150
2.67%, 9/1/2023	1,250,000	1,218,175
4.25%, 9/1/2025	170,000	164,185
NXP BV, 4.4%, 6/1/2027	1,370,000	1,292,308
Qorvo, Inc., 144A, 1.75%, 12/15/2024	2,500,000	2,304,531
Seagate HDD Cayman, 4.875%, 3/1/2024	1,940,000	1,881,757
Take-Two Interactive Software, Inc., 3.3%, 3/28/2024	1,810,000	1,764,159
VMware, Inc., 1.0%, 8/15/2024	4,270,000	3,951,770
Workday, Inc., 3.5%, 4/1/2027	1,430,000	1,322,739
		26,865,643
Materials 1.6%
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	1,000,000	966,830
Celanese U.S. Holdings LLC:
3.5%, 5/8/2024	1,010,000	965,241
5.9%, 7/5/2024	3,410,000	3,362,735
CNAC HK Finbridge Co., Ltd., REG S, 3.375%, 6/19/2024	1,000,000	969,188
First Quantum Minerals Ltd., 144A, 6.875%, 3/1/2026	3,545,000	3,271,078
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,385,000	1,246,285
144A, 4.125%, 3/12/2024	4,640,000	4,559,403
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,464,000
REG S, 4.75%, 5/15/2025	500,000	488,000
LYB International Finance III LLC, 1.25%, 10/1/2025	1,962,000	1,723,961
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,362,284
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,418,826

Nucor Corp., 2.0%, 6/1/2025	635,000	586,105
POSCO Holdings, Inc., 144A, 4.0%, 8/1/2023	2,000,000	1,983,320
The Mosaic Co., 3.25%, 11/15/2022	4,190,000	4,184,880
		29,552,136
Real Estate 1.0%
American Tower Corp., (REIT), 2.4%, 3/15/2025	2,770,000	2,571,461
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	3,600,000	3,175,283
(REIT), 1.25%, 7/15/2025	690,000	617,089
iStar, Inc., (REIT), 4.25%, 8/1/2025	450,000	436,522
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,340,000	1,004,876
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	204,975
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	850,000
Trust Fibra Uno:
144A, (REIT), 5.25%, 12/15/2024	1,000,000	953,255
REG S, (REIT), 5.25%, 12/15/2024	1,000,000	953,255
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,723,302
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	140,000	129,410
144A, (REIT), 4.625%, 6/15/2025	330,000	310,539
Welltower, Inc., (REIT), 3.625%, 3/15/2024	4,500,000	4,396,395
		18,326,362
Utilities 1.7%
Alexander Funding Trust, 144A, 1.841%, 11/15/2023	2,200,000	2,058,599
American Electric Power Co., Inc., 0.75%, 11/1/2023	2,255,000	2,159,424
CenterPoint Energy, Inc., SOFR + 0.65%, 3.303% (a), 5/13/2024	3,270,000	3,224,626
Dominion Energy, Inc., 3.071%, 8/15/2024	3,159,000	3,029,428
Duke Energy Corp., SOFR + 0.25%, 3.117% (a), 6/10/2023	4,720,000	4,695,005
Edison International, 3.125%, 11/15/2022	2,000,000	1,996,499
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	863,672
NextEra Energy Capital Holdings Inc., 2.94%, 3/21/2024	3,400,000	3,302,917
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	1,330,000	1,273,642
Pacific Gas and Electric Co., 1.7%, 11/15/2023	1,620,000	1,553,403
Southern California Edison Co., 0.7%, 8/1/2023	3,850,000	3,723,104
Vistra Operations Co. LLC, 144A, 3.55%, 7/15/2024	3,000,000	2,858,491
		30,738,810
Total Corporate Bonds (Cost $488,234,915)		468,053,365

Asset-Backed 7.3%
Automobile Receivables 3.6%
AmeriCredit Automobile Receivables Trust:
“C”, Series 2020-2, 1.48%, 2/18/2026	1,100,000	1,051,963
“C”, Series 2019-2, 2.74%, 4/18/2025	2,760,000	2,735,397
Avis Budget Rental Car Funding AESOP LLC, “B”, Series 2017-2A, 144A, 3.33%, 3/20/2024	720,000	717,014
CarMax Auto Owner Trust, “C”, Series 2020-3, 1.69%, 4/15/2026	750,000	709,818
Carvana Auto Receivables Trust, “A3”, Series 2022-P2, 4.13%, 4/12/2027	1,500,000	1,473,510
Chase Auto Owner Trust, “C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	996,393
CPS Auto Receivables Trust:
“C”, Series 2020-C, 144A, 1.71%, 8/17/2026	417,661	414,777
“C”, Series 2022-A, 144A, 2.17%, 4/16/2029	1,668,000	1,544,645
“C”, Series 2022-B, 144A, 4.33%, 8/15/2028	3,000,000	2,876,308
“B”, Series 2022-C, 144A, 4.88%, 4/15/2030	420,000	411,654
“E”, Series 2019-B, 144A, 5.0%, 3/17/2025	1,660,000	1,656,213

“E”, Series 2018-B, 144A, 5.61%, 12/16/2024	3,317,339	3,314,056
“E”, Series 2019-A, 144A, 5.81%, 3/16/2026	2,705,000	2,703,682
“E”, Series 2018-D, 144A, 5.82%, 6/16/2025	2,500,000	2,498,863
“E”, Series 2020-B, 144A, 7.38%, 6/15/2027	1,500,000	1,523,687
Exeter Automobile Receivables Trust, “D”, Series 2020-2A, 144A, 4.73%, 4/15/2026	2,215,000	2,201,053
Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	654,748
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	727,771
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,054,511
“C”, Series 2020-1, 144A, 2.24%, 1/15/2026	2,240,000	2,194,560
“B”, Series 2020-2, 144A, 2.61%, 4/15/2026	473,786	473,495
“C”, Series 2019-3, 144A, 2.74%, 10/15/2025	2,752,649	2,727,604
“C”, Series 2019-4, 144A, 2.77%, 12/15/2025	165,000	163,029
“C”, Series 2020-2, 144A, 3.8%, 4/15/2026	500,000	497,060
Foursight Capital Automobile Receivables Trust, “B”, Series 2020-1, 144A, 2.27%, 2/18/2025	296,756	296,485
GLS Auto Receivables Trust, “B”, Series 2022-2A, 144A, 4.7%, 9/15/2026	3,370,000	3,310,879
GMF Floorplan Owner Revolving Trust, “C”, Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	669,079
Hertz Vehicle Financing LLC:
“B”, Series 2021-1A, 144A, 1.56%, 12/26/2025	1,000,000	914,211
“C”, Series 2021-1A, 144A, 2.05%, 12/26/2025	4,500,000	4,051,952
“C”, Series 2022-3A, 144A, 4.35%, 3/25/2025	500,000	486,957
JPMorgan Chase Bank NA:
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	1,409,209	1,340,633
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	345,112	327,453
“C”, Series 2021-1, 144A, 1.024%, 9/25/2028	700,921	675,302
“D”, Series 2021-2, 144A, 1.138%, 12/26/2028	388,810	372,585
“D”, Series 2020-2, 144A, 1.487%, 2/25/2028	357,337	348,372
“E”, Series 2021-2, 144A, 2.28%, 12/26/2028	453,612	436,698
“E”, Series 2021-1, 144A, 2.365%, 9/25/2028	290,006	280,370
“E”, Series 2020-2, 144A, 3.072%, 2/25/2028	595,765	583,300
“E”, Series 2020-1, 144A, 3.715%, 1/25/2028	244,441	241,740
Onemain Direct Auto Receivable, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	1,565,000	1,536,231
PenFed Auto Receivables Owner Trust:
“B”, Series 2022-A, 144A, 4.6%, 12/15/2028	1,350,000	1,310,903
“C”, Series 2022-A, 144A, 4.83%, 12/15/2028	1,300,000	1,260,497
Santander Bank Auto Credit Linked Notes, “B”, Series 2022-A, 144A, 5.281%, 5/15/2032	2,047,249	2,008,896
Santander Bank NA:
“B”, Series 2021-1A, 144A, 1.833%, 12/15/2031	620,087	597,799
“C”, Series 2021-1A, 144A, 3.268%, 12/15/2031	418,559	404,051
Santander Consumer Auto Receivables Trust:
“B”, Series 2021-CA, 144A, 1.44%, 4/17/2028	67,454	67,228
“B”, Series 2021-BA, 144A, 1.45%, 10/16/2028	179,308	175,936
“B”, Series 2020-AA, 144A, 2.26%, 12/15/2025	1,000,000	994,531
Santander Drive Auto Receivables Trust:
“C”, Series 2020-4, 1.01%, 1/15/2026	1,108,460	1,095,611
“C”, Series 2020-2, 1.46%, 9/15/2025	880,374	875,944
“C”, Series 2022-1, 2.56%, 4/17/2028	1,200,000	1,135,137
“C”, Series 2022-5, 4.74%, 10/16/2028	875,000	851,796
Skopos Auto Receivables Trust, “C”, Series 2019-1A, 144A, 3.63%, 9/16/2024	254,616	253,932
Tesla Auto Lease Trust, “C”, Series 2020-A, 144A, 1.68%, 2/20/2024	1,000,000	984,017
World Omni Select Auto Trust, “C”, Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,480,639
		65,690,975
Credit Card Receivables 0.8%
Brex, Inc., “A”, Series 2022-1, 144A, 4.63%, 7/15/2025	2,000,000	1,936,984

Continental Finance Credit Card ABS Master Trust:
“A”, Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,757,944
“A”, Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	1,904,147
Genesis Sales Finance Master Trust:
“A”, Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,631,699
“A”, Series 2020-AA, 144A, 1.65%, 9/22/2025	500,000	489,102
Master Credit Card Trust II, “C”, Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	810,364
Mercury Financial Credit Card Master Trust:
“A”, Series 2021-1A, 144A, 1.54%, 3/20/2026	3,500,000	3,324,998
“A”, Series 2022-1A, 144A, 2.5%, 9/21/2026	2,500,000	2,368,181
		15,223,419
Miscellaneous 2.9%
American Homes 4 Rent Trust:
“D”, Series 2015-SFR1, 144A, 4.407%, 4/17/2052	400,000	386,379
“C”, Series 2014-SFR3, 144A, 4.596%, 12/17/2036	1,348,000	1,310,843
Babson CLO Ltd., “BR”, Series 2015-IA, 144A, 3-month USD-LIBOR + 1.4%, 4.11% (a), 1/20/2031	2,000,000	1,895,832
BlueMountain Fuji U.S. CLO II Ltd., “A1B”, Series 2017-2A, 144A, 3-month USD- LIBOR + 1.35%, 4.06% (a), 10/20/2030	4,000,000	3,780,616
CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,816,356	2,368,171
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	3,835,432	3,354,075
DB Master Finance LLC, “A2II”, Series 2019-1A, 144A, 4.021%, 5/20/2049	2,425,000	2,254,833
Domino's Pizza Master Issuer LLC, “A2I”, Series 2018-1A, 144A, 4.116%, 7/25/2048	3,850,000	3,623,666
Hilton Grand Vacations Trust, “A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	353,245	330,705
HPEFS Equipment Trust, “C”, Series 2020-2A, 144A, 2.0%, 7/22/2030	1,890,000	1,872,188
Madison Park Funding XXIX Ltd., “A2”, Series 2018-29A, 144A, 3-month USD- LIBOR + 1.45%, 4.19% (a), 10/18/2030	2,500,000	2,416,960
Madison Park Funding XXVI Ltd., “AR”, Series 2007-4A, 144A, 3-month USD-LIBOR + 1.2%, 4.006% (a), 7/29/2030	3,646,000	3,592,225
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	316,545	288,162
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	210,871	191,193
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	572,613	536,777
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	210,871	192,808
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	739,900	700,421
Neuberger Berman Loan Advisers CLO Ltd.:
“B”, Series 2018-27A, 144A, 3-month USD-LIBOR + 1.4%, 3.912% (a), 1/15/2030	5,250,000	4,992,162
“A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 4.138% (a), 10/19/2031	3,000,000	2,884,911
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	940,050
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	1,612,661	1,413,546
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	550,722	503,244
Progress Residential Trust, “E”, Series 2020-SFR2, 144A, 5.115%, 6/17/2037	500,000	475,228
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	437,333	412,046
Transportation Finance Equipment Trust, “C”, Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,223,682
Venture XXX CLO Ltd., “A2”, Series 2017-30A, 144A, 3-month USD-LIBOR + 1.35%, 3.862% (a), 1/15/2031	10,000,000	9,387,800
Voya CLO Ltd., “A1RR”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.02%, 3.76% (a), 4/17/2030	2,961,965	2,889,953
		54,218,476
Total Asset-Backed (Cost $141,766,698)		135,132,870

Commercial Mortgage-Backed Securities 4.2%
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 4.248% (a), 6/15/2035	6,000,000	5,751,139
BAMLL Commercial Mortgage Securities Trust:
“A”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 0.85%, 3.668% (a), 9/15/2034	950,000	930,390
“B”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 3.968% (a), 9/15/2034	9,200,000	8,877,512
“C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 4.168% (a), 9/15/2034	130,000	123,777
BFLD TRUST, “B”, Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.34%, 4.158% (a), 10/15/2034	1,500,000	1,451,190
BPR Trust:
“B”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.15%, 3.968% (a), 9/15/2038	506,000	478,943
“C”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.7%, 4.518% (a), 9/15/2038	340,000	317,260
“C”, Series 2021-KEN, 144A, 1-month USD-LIBOR + 2.55%, 5.368% (a), 2/15/2029	1,431,100	1,386,218
BX Commercial Mortgage Trust:
“B”, Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 4.118% (a), 4/15/2034	6,500,000	6,252,643
“D”, Series 2020-VKNG, 144A, 1-month USD-LIBOR + 1.7%, 4.518% (a), 10/15/2037	1,430,472	1,347,062
BX Trust, “D”, Series 2021-ARIA, 144A, 1-month USD-LIBOR + 1.895%, 4.713% (a), 10/15/2036	1,725,000	1,599,673
BXP Trust:
“A”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 3.668% (a), 11/15/2034	730,000	703,861
“B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 3.918% (a), 11/15/2034	6,210,000	5,930,777
Citigroup Commercial Mortgage Trust:
“AS”, Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,484,392
“B”, Series 2013-GC11, 3.732%, 4/10/2046	500,000	492,333
“C”, Series 2019-PRM, 144A, 3.896%, 5/10/2036	1,614,506	1,582,302
COMM Mortgage Trust:
“AM”, Series 2013-CR6, 144A, 3.147%, 3/10/2046	2,200,000	2,185,105
“AM”, Series 2013-LC6, 3.282%, 1/10/2046	2,500,000	2,488,977
“B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	4,238,720	4,187,794
Credit Suisse Mortgage Trust:
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	903,209
“B”, Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 4.818% (a), 10/15/2037	2,756,000	2,664,107
“A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 5.818% (a), 12/15/2035	1,500,000	1,493,015
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	909,382
FHLMC Multifamily Structured Pass-Through Certificates:
“X1”, Series K058, Interest Only , 1.045% (a), 8/25/2026	22,720,091	659,055
“X1”, Series K722, Interest Only , 1.446% (a), 3/25/2023	9,646,399	18,748
Hilton Orlando Trust, “A”, Series 2021-ORL, 144A, 1-month USD-LIBOR + 0.92%, 3.738% (a), 12/15/2034	3,500,000	3,407,959
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 4.168% (a), 11/15/2036	4,417,400	4,239,733
JPMDB Commercial Mortgage Securities Trust, “AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	891,318
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 1-month USD-LIBOR + 1.21%, 4.028% (a), 6/15/2035	4,380,267	4,252,052
KKR Industrial Portfolio Trust, “E”, Series 2021-KDIP, 144A, 1-month USD-LIBOR + 1.55%, 4.368% (a), 12/15/2037	468,750	440,546
Morgan Stanley Capital I Trust, “B”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 4.018% (a), 7/15/2035	2,353,200	2,291,064
Natixis Commercial Mortgage Securities Trust, “C”, Series 2018-285M, 144A, 3.917%, 11/15/2032	2,000,000	1,964,139

One New York Plaza Trust, “AJ”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 4.068% (a), 1/15/2036	2,378,000	2,292,675
PKHL Commercial Mortgage Trust, “D”, Series 2021-MF, 144A, 1-month USD-LIBOR + 2.0%, 4.818% (a), 7/15/2038	2,363,000	2,202,676
STWD Mortgage Trust, “B”, Series 2021-LIH, 144A, 1-month USD-LIBOR + 1.656%, 4.474% (a), 11/15/2036	500,000	472,612
UBS Commercial Mortgage Trust, “XA”, Series 2017-C1, Interest Only , 1.689% (a), 6/15/2050	28,450,445	1,520,167
Wells Fargo Commercial Mortgage Trust:
“A2”, Series 2016-C34, 2.603%, 6/15/2049	194,209	192,351
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	132,799	129,187
Total Commercial Mortgage-Backed Securities (Cost $80,501,954)		78,515,343

Collateralized Mortgage Obligations 1.2%
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,419,644	1,237,806
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	322,485	282,878
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	254,517	225,176
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	680,576	565,411
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	2,065,777	1,682,606
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,455,238	1,203,208
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 3.931% (a), 12/25/2041	500,000	455,364
“1M2”, Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 5.381% (a), 3/25/2042	250,000	234,062
Ellington Financial Mortgage Trust, “A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	2,606,129	2,093,391
Federal National Mortgage Association, “FB”, Series 1996-44, 1-month USD-LIBOR + 0.8%, 3.244% (a), 9/25/2023	692	692
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 4.081% (a), 11/25/2041	1,200,000	1,075,499
FWD Securitization Trust:
“A1”, Series 2020-INV1, 144A, 2.24%, 1/25/2050	704,554	645,100
“A1”, Series 2019-INV1, 144A, 2.81%, 6/25/2049	475,867	450,227
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	783,312	661,763
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	138,128	126,398
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,436,143	1,193,240
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	1,544,108	1,235,780
JPMorgan Chase Bank NA, “M1”, Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.25%, 5.334% (a), 10/25/2057	1,596,452	1,579,499
JPMorgan Mortgage Trust, “A5”, Series 2020-LTV2, 144A, 3.0%, 11/25/2050	1,247,618	1,162,784
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	311,127	286,506
“A2”, Series 2021-NQM2, 144A, 1.317%, 11/25/2064	620,371	502,788
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	502,615	407,527
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	494,581	453,973
Towd Point Mortgage Trust, “M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,415,473
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	466,673	429,412
“A2”, Series 2020-4, 144A, 1.912%, 5/25/2065	931,391	887,586
“A1”, Series 2020-INV1, 144A, 1.977%, 3/25/2060	116,005	113,365
“A1”, Series 2020-2, 144A, 2.226%, 5/25/2060	56,317	54,977
Total Collateralized Mortgage Obligations (Cost $24,671,037)		21,662,491

Government & Agency Obligations 56.5%
Other Government Related (b) 0.2%
Corp. Andina de Fomento, 2.375%, 5/12/2023	4,000,000	3,948,000
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	485,446
Vnesheconombank, 144A, 6.025%, 7/5/2022*	1,500,000	78,075
		4,511,521
Sovereign Bonds 0.3%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,895,000	1,796,123
Paraguay Government International Bond, 144A, 4.625%, 1/25/2023	1,000,000	995,017
Saudi Government International Bond, 144A, 4.0%, 4/17/2025	2,000,000	1,956,692
		4,747,832
U.S. Treasury Obligations 56.0%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield - 0.075%, 3.222% (a), 4/30/2024 (c)	100,000,000	99,861,198
3-month U.S. Treasury Bill Money Market Yield - 0.015%, 3.282% (a), 1/31/2024 (c)	132,000,000	131,990,064
3-month U.S. Treasury Bill Money Market Yield + 0.034%, 3.331% (a), 4/30/2023 (c)	36,000,000	36,044,390
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 3.334% (a), 7/31/2024 (c)	160,000,000	159,803,968
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/2023	19,096,800	18,796,175
U.S. Treasury Notes:
0.125%, 1/31/2023	45,000,000	44,478,965
0.25%, 4/15/2023	50,000,000	49,029,297
0.375%, 4/15/2024	50,000,000	47,076,172
0.375%, 7/15/2024	50,000,000	46,685,547
0.375%, 9/15/2024	50,000,000	46,384,766
0.5%, 3/15/2023	40,000,000	39,395,312
0.5%, 3/31/2025	25,000,000	22,807,617
0.75%, 12/31/2023	50,000,000	47,865,235
0.875%, 1/31/2024	50,000,000	47,767,578
1.625%, 4/30/2023	30,000,000	29,582,813
2.125%, 3/31/2024	50,000,000	48,412,109
2.5%, 4/30/2024	50,000,000	48,605,469
2.5%, 5/31/2024	50,000,000	48,554,687
2.75%, 5/31/2023	30,000,000	29,738,672
		1,042,880,034
Total Government & Agency Obligations (Cost $1,068,117,160)		1,052,139,387

Short-Term U.S. Treasury Obligations 0.6%
U.S. Treasury Bills:
1.9% (d), 4/20/2023	650,000	637,148
1.958% (d), 4/20/2023	350,000	343,080
2.76% (d), 1/12/2023 (e)	1,000,000	990,956
2.842% (d), 1/12/2023	5,000,000	4,954,781
3.234% (d), 1/12/2023	5,000,000	4,954,782
Total Short-Term U.S. Treasury Obligations (Cost $11,894,480)		11,880,747

	Contracts/ Notional Amount	Value ($)

Call Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts
Corn Future, Expiration Date 11/25/2022, Strike Price $900.00	2,000 10,000,000	100,000

Corn Future, Expiration Date 11/25/2022, Strike Price $750.00	2,000 10,000,000	850,000
Cotton, Expiration Date 11/11/2022, Strike Price $110.00	1,500 75,000,000	450,000
Total Call Options Purchased (Cost $10,306,080)		1,400,000

	Shares	Value ($)

Cash Equivalents 9.3%
DWS Central Cash Management Government Fund, 2.84% (f)	115,317,062	115,317,062
DWS ESG Liquidity Fund "Capital Shares", 3.11% (f)	57,417,047	57,394,080
Total Cash Equivalents (Cost $172,728,818)		172,711,142

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $1,998,221,142)	104.3	1,941,495,345
Other Assets and Liabilities, Net	(4.3)	(80,335,121)
Net Assets	100.0	1,861,160,224
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 6/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (f) (g)
1,012,000	—	1,012,000 (h)	—	—	3,588	—	—	—
Cash Equivalents 9.3%
DWS Central Cash Management Government Fund, 2.84% (f)
223,478,153	1,722,421,846	1,830,582,937	—	—	596,028	—	115,317,062	115,317,062
DWS ESG Liquidity Fund "Capital Shares", 3.11% (f)
57,050,428	379,462	—	—	(35,810)	327,418	—	57,417,047	57,394,080
281,540,581	1,722,801,308	1,831,594,937	—	(35,810)	927,034	—	172,734,109	172,711,142

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	At September 30, 2022, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At September 30, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
COT: Commitment of Traders
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LME: London Metal Exchange
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
ULS: Ultra-Low Sulfur
WTI: West Texas Intermediate
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. Although the transition process away from LIBOR has become increasingly well defined, there remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At September 30, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
LME Primary Aluminium Futures	USD	12/18/2023	300	20,095,995	16,995,000	(3,100,995)
LME Primary Aluminium Futures	USD	12/19/2022	570	36,309,000	30,794,250	(5,514,750)
Total unrealized depreciation						(8,615,745)
At September 30, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Corn Futures	USD	12/14/2022	150	5,023,810	5,081,250	(57,440)
Cotton Futures	USD	12/7/2022	220	12,822,139	9,387,400	3,434,739
LME Primary Aluminium Futures	USD	12/19/2022	570	39,038,830	30,794,250	8,244,580
LME Primary Aluminium Futures	USD	12/18/2023	300	18,753,750	16,995,000	1,758,750
Total net unrealized appreciation						13,380,629

At September 30, 2022, open written option contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)
Call Options
Corn Future	2,000	11/25/2022	1,000.0	10,000,000	1,850,210	(25,000)	1,825,210
Corn Future	2,000	11/25/2022	850.0	10,000,000	1,448,750	(175,000)	1,273,750
Cotton	1,500	11/11/2022	130.0	75,000,000	1,510,000	(112,500)	1,397,500
Total Call Options					4,808,960	(312,500)	4,496,460
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At September 30, 2022, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
Barclays Commodity Strategy 1673/BXCS1673	10/17/2022	Barclays Bank PLC	28,580,000	(0.28%)	At Expiration	(841,154)
Barclays Commodity Strategy 1750/BXCS1750	10/17/2022	Barclays Bank PLC	45,490,000	—	At Expiration	(849,925)
Bloomberg Commodity ex- Agriculture and Livestock Index/BCOMXAL	10/17/2022	Goldman Sachs & Co.	50,000,000	(0.08%)	At Expiration	0
Bloomberg Commodity ex- Agriculture and Livestock Index/BCOMXAL	10/17/2022	JPMorgan Chase Securities, Inc.	50,000,000	(0.08%)	At Expiration	0
Bloomberg Commodity Index 1 Month Forward/BCOMF1	11/15/2022	UBS AG	50,000,000	(0.11%)	At Expiration	(4,864,071)
Bloomberg Commodity Index 1 Month Forward/BCOMF1	10/17/2022	Goldman Sachs & Co.	26,756,000	(0.10%)	At Expiration	(1,351,224)
Bloomberg Commodity Index 1 Month Forward/BCOMF1	10/17/2022	JPMorgan Chase Securities, Inc.	44,593,000	(0.097%)	At Expiration	(2,251,964)
Bloomberg Commodity Index 2 Month Forward/BCOMF2	11/15/2022	JPMorgan Chase Securities, Inc.	50,000,000	(0.13%)	At Expiration	(4,660,610)
Bloomberg Commodity Index 2 Month Forward/BCOMF2	10/17/2022	Goldman Sachs & Co.	26,756,000	(0.11%)	At Expiration	(1,376,937)
Bloomberg Commodity Index 2 Month Forward/BCOMF2	10/17/2022	JPMorgan Chase Securities, Inc.	44,593,000	(0.103%)	At Expiration	(2,294,740)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/17/2022	Goldman Sachs & Co.	26,756,000	(0.12%)	At Expiration	(1,371,160)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	10/17/2022	UBS AG	50,000,000	(0.04%)	At Expiration	344,539
Bloomberg Commodity Index/BCOM	10/17/2022	Barclays Bank PLC	51,349,000	(0.11%)	At Expiration	(2,734,530)
Bloomberg Commodity Index/BCOM	10/17/2022	Credit Suisse	69,186,000	(0.11%)	At Expiration	(3,684,753)
Bloomberg Commodity Index/BCOM	10/17/2022	BNP Paribas	69,186,000	(0.12%)	At Expiration	(3,684,968)
Bloomberg Commodity Index/BCOM	10/17/2022	Societe Generale	165,507,000	(0.09%)	At Expiration	(8,814,747)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Bloomberg Commodity Index/BCOM	10/17/2022	Morgan Stanley	69,186,000	(0.12%)	At Expiration	(3,684,968)
Bloomberg Commodity Index/BCOM	10/17/2022	Goldman Sachs & Co.	113,779,000	(0.09%)	At Expiration	(6,059,516)
Bloomberg Commodity Index/BCOM	10/17/2022	Macquarie Bank Ltd.	60,267,000	(0.12%)	At Expiration	(3,209,791)
Bloomberg Commodity Index/BCOM	10/17/2022	JPMorgan Chase Securities, Inc.	122,698,000	(0.09%)	At Expiration	(6,534,576)
Bloomberg Commodity Index/BCOM	10/17/2022	Canadian Imperial Bank of Commerce	60,267,000	(0.13%)	At Expiration	(3,209,968)
Bloomberg Energy SubIndex/BCOMEN	10/17/2022	Goldman Sachs & Co.	35,000,000	(0.09%)	At Expiration	(670,430)
Bloomberg Kansas Wheat SubIndex/BCOMKW	10/17/2022	Credit Suisse	25,000,000	(0.11%)	At Expiration	1,759,932
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIHR6S	10/17/2022	Merrill Lynch International Ltd.	84,340,000	—	At Expiration	(108,875)
Citi Custom CiVICS 7 Excess Return/CVICSER7	10/17/2022	Citigroup, Inc.	501,729,000	(0.153%)	At Expiration	(12,767,868)
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	10/17/2022	Goldman Sachs & Co.	44,180,000	(0.35%)	At Expiration	222,143
Goldman Sachs Gold Vol Carry Index 04/GSVLGC04	10/17/2022	Goldman Sachs & Co.	10,000,000	(0.35%)	At Expiration	(47,048)
JPMorgan JPDRXBA1 Index/JPDRXBA1	10/17/2022	JPMorgan Chase Securities, Inc.	200,000,000	(0.10%)	At Expiration	3,761
JPMorgan JPDRXDA1 Index/JPDRXDA1	10/17/2022	JPMorgan Chase Securities, Inc.	200,000,000	(0.10%)	At Expiration	10,453
JPMorgan Liquid Commodity Curve Value Long Only Index/JMABCCVL	10/17/2022	JPMorgan Chase Securities, Inc.	66,780,000	(0.35%)	At Expiration	(195,406)
JPMorgan NEO Commodity Curve Alpha Index/JMABNEO1	10/17/2022	JPMorgan Chase Securities, Inc.	31,119,000	(0.35%)	At Expiration	(398,049)
Macquarie Commodity Product 708E/MQCP708E	10/17/2022	Macquarie Bank Ltd.	31,590,000	(1.00%)	At Expiration	(109,865)
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	10/17/2022	Merrill Lynch International Ltd.	3,155,000	(0.35%)	At Expiration	(139,537)
Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index/MLCXAPRE	10/17/2022	Merrill Lynch International Ltd.	113,779,000	(0.14%)	At Expiration	(6,061,645)
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	10/17/2022	Goldman Sachs & Co.	53,512,000	(0.35%)	At Expiration	(2,663,882)
Morgan Stanley MSCBDF11 Index/MSCBDF11	10/3/2022	Morgan Stanley	10,000,000	(0.31%)	At Expiration	(225,721)
Morgan Stanley MSCBVB20 Index/MSCBVB20	10/17/2022	Morgan Stanley	36,500,000	(0.45%)	At Expiration	(576,364)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
RBC Enhanced Commodity 21VW/RBCE21VW	10/17/2022	Royal Bank of Canada	49,868,500	(0.20%)	At Expiration	(519,293)
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	10/17/2022	Royal Bank of Canada	57,971,000	(0.11%)	At Expiration	(2,962,684)
RBC Enhanced Commodity CC3V Index/RBCSCC3V	10/17/2022	Royal Bank of Canada	56,778,750	(0.15%)	At Expiration	594,525
RBC Enhanced Commodity D03 ER Index/RBCADC03	10/17/2022	Royal Bank of Canada	57,971,000	(0.15%)	At Expiration	(2,859,628)
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	10/17/2022	Royal Bank of Canada	23,027,000	(0.35%)	At Expiration	9,698
SG RBD Index/SGCORBD	10/17/2022	Societe Generale	88,820,000	(0.35%)	At Expiration	(725,385)
SGI Commodity Dynamic Alpha Index/SGICCODA	10/17/2022	Societe Generale	28,058,000	(0.25%)	At Expiration	106,312
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	10/17/2022	Societe Generale	30,940,000	(0.17%)	At Expiration	(21,628)
Societe Generale Commodity Index/SGCOM11S	10/17/2022	Societe Generale	46,377,000	(0.13%)	At Expiration	(2,332,683)
UBS Custom Commodity Index/UBSIB163	10/17/2022	UBS AG	224,294,000	(0.183%)	At Expiration	(7,869,822)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Commodity Index	BCOM	114,158,000	25.4	(6,081,224)
Bloomberg WTI Crude Oil Subindex	BCOMCL	(41,367,000)	9.2	2,521,263
Bloomberg Commodity Index 1 Month Forward	BCOMF1	28,540,000	6.4	(1,441,237)
Bloomberg Commodity Index 2 Month Forward	BCOMF2	28,540,000	6.4	(1,468,539)
Bloomberg Commodity Index 6 Month Forward	BCOMF6	(57,079,000)	12.7	2,610,628
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	28,540,000	6.4	(1,411,278)
Bloomberg Corn Index	BCOMCN	746,000	0.2	(37)
Bloomberg Gold Subindex	BCOMGC	72,339,000	16.1	(232,147)
Bloomberg Zinc Subindex	BCOMZS	24,260,000	5.4	(1,530,975)
Bloomberg ULS Diesel Subindex	BCOMHO	(53,019,000)	11.8	(836,276)
UBS Custom Commodity Index				(7,869,822)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB165	10/3/2022	UBS AG	40,000,000	(0.147%)	At Expiration	(930,292)
Short Positions
Bloomberg Commodity Index 2 Month Forward/BCOMF2	10/17/2022	Citigroup, Inc.	20,000,000	(0.13%)	At Expiration	(155,376)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Bloomberg Commodity Index 6 Month Forward/BCOMF6	11/15/2022	JPMorgan Chase Securities, Inc.	50,000,000	(1.00%)	At Expiration	3,224,424
Bloomberg Commodity Index 6 Month Forward/BCOMF6	11/15/2022	UBS AG	50,000,000	(0.04%)	At Expiration	3,751,405
Bloomberg Commodity Index 6 Month Forward/BCOMF6	10/17/2022	Macquarie Bank Ltd.	28,512,000	(0.05%)	At Expiration	1,305,228
Bloomberg Commodity Index/BCOM	10/17/2022	UBS AG	20,000,000	(0.10%)	At Expiration	(160,468)
Bloomberg Gold Subindex/BCOMGC	10/17/2022	UBS AG	35,000,000	(0.013%)	At Expiration	(71,321)
CIBC Milling Wheat Index/CIBZCA	10/17/2022	Canadian Imperial Bank of Commerce	25,000,000	(0.23%)	At Expiration	(1,840,025)
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	10/17/2022	Royal Bank of Canada	20,000,000	(0.11%)	At Expiration	(161,320)
Total net unrealized depreciation						(94,721,797)

†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2022, the Fund held $388,272,387 in the Subsidiary, representing 18.0% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$468,053,365	$—	$468,053,365
Asset-Backed (a)	—	135,132,870	—	135,132,870
Commercial Mortgage-Backed Securities	—	78,515,343	—	78,515,343
Collateralized Mortgage Obligations	—	21,662,491	—	21,662,491
Government & Agency Obligations (a)	—	1,052,139,387	—	1,052,139,387
Short-Term U.S. Treasury Obligations	—	11,880,747	—	11,880,747
Call Options Purchased	1,400,000	—	—	1,400,000
Short-Term Investments	172,711,142	—	—	172,711,142
Derivatives (b)
Futures Contracts	13,438,069	—	—	13,438,069
Commodity-Linked Swap Contracts	—	11,332,420	—	11,332,420
Total	$187,549,211	$1,778,716,623	$—	$1,966,265,834

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(8,673,185)	$—	$—	$(8,673,185)
Written Options	(312,500)	—	—	(312,500)
Commodity-Linked Swap Contracts	—	(106,054,217)	—	(106,054,217)
Total	$(8,985,685)	$(106,054,217)	$—	$(115,039,902)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity- linked swap contracts and written options, at value.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Options	Swap Contracts	Futures Contracts
Commodity Contracts	$ (4,409,620)	(94,721,797)	$ 4,764,884
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECSF-PH1
R-080548-1 (1/23)